Exhibit 99.1

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

Collection Period Start	1-Apr-22	Distribution Date	16-May-22
Collection Period End	30-Apr-22	30/360 Days	30
Beg. of Interest Period	15-Apr-22	Actual/360 Days	31
End of Interest Period	16-May-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,039,779.14	359,064,142.78	311,484,182.45	0.2068233
Total Securities		1,506,039,779.14	359,064,142.78	311,484,182.45	0.2068233
Class A-1 Notes	1.721830%	164,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.800000%	500,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.684140%	50,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.840000%	436,000,000.00	3,024,363.64	0.00	0.0000000
Class A-4 Notes	1.880000%	107,500,000.00	107,500,000.00	62,944,403.31	0.5855293
Certificates	0.000000%	248,539,779.14	248,539,779.14	248,539,779.14	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	3,024,363.64	4,637.36	6.9366139	0.0106361
Class A-4 Notes	44,555,596.69	168,416.67	414.4706669	1.5666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	47,579,960.33	173,054.03

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					5,127,848.24
Monthly Interest					2,396,156.13

Total Monthly Payments					7,524,004.37
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					390,692.08
Aggregate Sales Proceeds Advance					445,062.32

Total Advances					835,754.40
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					50,585,848.45
Excess Wear and Tear and Excess Mileage					10,369.91
Remaining Payoffs					0.00
Net Insurance Proceeds					789,135.10
Residual Value Surplus					273,168.88

Total Collections					60,018,281.11

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		446,899.77			18
Involuntary Repossession		42,376.00			2
Voluntary Repossession		—			—
Full Termination		553,674.02			22
Bankruptcty		—			—
Insurance Payoff			788,635.10		33
Customer Payoff				3,528,287.85	216
Grounding Dealer Payoff				46,178,529.22	2,647
Dealer Purchase				—	—

Total		1,042,949.79	788,635.10	49,706,817.07	2,938

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	22,847	440,079,990.62	7.00000%	359,064,142.78
Total Depreciation Received		(6,770,013.60)		(5,261,550.30)
Principal Amount of Gross Losses	(39)	(662,068.79)		(542,726.66)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1)	(35,667.39)		(27,841.24)
Scheduled Terminations	(2,903)	(50,557,056.24)		(41,747,842.13)

Pool Balance - End of Period	19,904	382,055,184.60		311,484,182.45
Remaining Pool Balance
Lease Payment				30,412,933.09
Residual Value				281,071,249.36

Total				311,484,182.45

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	60,018,281.11
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	60,018,281.11
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	379,617.68
3. Reimbursement of Sales Proceeds Advance	405,545.79
4. Servicing Fee:
Servicing Fee Due	299,220.12
Servicing Fee Paid	299,220.12
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,084,383.59
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	4,637.36
Class A-3 Notes Monthly Interest Paid	4,637.36
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	168,416.67
Class A-4 Notes Monthly Interest Paid	168,416.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	173,054.03
Total Note and Certificate Monthly Interest Paid	173,054.03
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	58,760,843.49
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	47,579,960.33
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	47,579,960.33
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	11,180,883.16

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			3,765,099.45
Required Reserve Account Amount			3,765,099.45
Beginning Reserve Account Balance			3,765,099.45
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			3,765,099.45
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			11,180,883.16
Gross Reserve Account Balance			14,945,982.61
Remaining Available Collections Released to Seller			11,180,883.16
Total Ending Reserve Account Balance			3,765,099.45

V. POOL STATISTICS

Weighted Average Remaining Maturity			4.10
Monthly Prepayment Speed			93%
Lifetime Prepayment Speed			60%

		$	units
Recoveries of Defaulted and Casualty Receivables		930,460.93
Securitization Value of Defaulted Receivables and Casualty Receivables		542,726.66	39
Aggregate Defaulted and Casualty Gain (Loss)		387,734.27
Pool Balance at Beginning of Collection Period		359,064,142.78
Net Loss Ratio
Current Collection Period		0.1080%
Preceding Collection Period		0.1321%
Second Preceding Collection Period		0.1311%
Third Preceding Collection Period		0.0758%
Cumulative Net Losses for all Periods		-0.3975%	(5,987,135.53)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.63%	2,245,865.73	152
61-90 Days Delinquent	0.13%	475,822.18	32
91-120 Days Delinquent	0.05%	169,371.47	11
More than 120 Days	0.01%	45,596.66	4

Total Delinquent Receivables:	0.81%	2,936,656.04	199

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.21%
Preceding Collection Period		0.16%	0.18%
Second Preceding Collection Period		0.25%	0.27%
Third Preceding Collection Period		0.29%	0.30%
60 Day Delinquent Receivables		796,319.94
Delinquency Percentage		0.22%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		1,000,573.79	40
Securitization Value		739,988.41	40

Aggregate Residual Value Surplus (Loss)		260,585.38

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		206,911,187.70	10,551
Cumulative Securitization Value		170,971,720.91	10,551

Cumulative Residual Value Surplus (Loss)		35,939,466.79

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			474,066.04
Reimbursement of Outstanding Advance			405,545.79
Additional Advances for current period			445,062.32

Ending Balance of Residual Advance			513,582.57

Beginning Balance of Payment Advance			864,277.79
Reimbursement of Outstanding Payment Advance			379,617.68
Additional Payment Advances for current period			390,692.08

Ending Balance of Payment Advance			875,352.19

NISSAN AUTO LEASE TRUST 2020-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO